INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
R&D classified by nature
Amortization of intangible assets	$ 1,250,262	$ 1,122,194	$ 1,270,529
Import and export expenses	791,671	1,511,482	1,491,747
Depreciation of property, plant and equipment	2,593,964	1,912,965	2,229,407
Employee benefits and social securities	19,954,021	17,249,517	18,282,864
Maintenance	1,219,020	930,920	1,034,347
Energy and fuel	389,522	508,394	764,297
Supplies and materials	719,681	582,088	489,891
Mobility and travel	951,844	1,371,837	1,318,164
Professional fees and outsourced services	8,455,505	3,328,418	8,028,397
Professional fees related parties	157,714	32,816	401,005
Office supplies	680,936	358,999	383,561
Insurance	1,073,010	359,225	907,654
Depreciation of leased assets	827,320	573,897
Miscellaneous	365,738	188,804	228,205
Research and development expenses	5,617,655	4,195,270	3,689,391
Research and development expenses
R&D classified by nature
Amortization of intangible assets	1,138,720	1,027,340	1,106,390
Import and export expenses	5,220	17,303	16,360
Depreciation of property, plant and equipment	454,575	97,171	220,849
Freight and haulage	2,335
Employee benefits and social securities	1,430,277	787,931	541,025
Maintenance	54,551	59,219	56,395
Energy and fuel	44,518	52,614	52,919
Supplies and materials	1,401,869	871,930	1,175,184
Mobility and travel	29,783	70,138	48,308
Professional fees and outsourced services	235,443	94,286	69,110
Professional fees related parties	691,723	821,809	378,273
Office supplies	5,170	9,801	3,796
Information technology expenses	14,531
Insurance	24,439	5,353	8,593
Depreciation of leased assets	23,286	7,079
Impairment of R&D projects	51,716	269,001
Miscellaneous	9,499	4,295	12,189
Research and development expenses	$ 5,617,655	$ 4,195,270	$ 3,689,391